Related Parties	4 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Parties
NOTE 5 — RELATED PARTIES
Founder Shares
On March 23, 2026, the Company issued an aggregate of 2,875,000 ordinary shares to the Sponsor for an aggregate purchase price of $25,000, or approximately $0.009 per share. Also, on March 23, 2026, the Company issued an aggregate of 200,000 ordinary shares to EBC for an aggregate purchase price of $1,739.13, or approximately $0.009 per share. On June 29, 2026, the Company effected a 1 for 1.33333 share split of the founder shares and EBC founder shares, resulting in the Sponsor holding an aggregate of 3,833,333 founder shares, and EBC holding 266,667 EBC founder shares. On the same day, EBC agreed to forfeit and cancel 66,667 EBC founder shares. All share and per share data has been retrospectively presented. As of
June
 3
0
, 2026, both of the payments due to the Company are recorded as share subscription receivable in the shareholders’ equity section of the accompanying balance sheet. Up to 500,000 of such founder shares are subject to forfeiture to the extent that the underwriter’s over-allotment is not exercised in full.
Based on the ASC 718 Stock-based compensation analysis as of the agr eeme
nt date of March 23, 2026, the 200,000 EBC ordinary shares have a fair value of $864,000 or $4.32 per ordinary share. The net amount between the subscription share receivable associated with these and the fair value amount has been charged to deferred offering costs and additional paid in capital. The Company established the fair value of the EBC Shares on the date of the grant agreement, using a calculation which takes into consideration the underlying share price of $9.83, a volatility of 7%, and a discount on marketability of 2.4%.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of the initial Business Combination and (B) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the initial Business Combination that results in all public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Promissory Note — Related Party
The Sponsor has agreed to loan the Company an aggregate of up to $150,000 to be used for a portion of the expenses of the Proposed Public Offering (the “Promissory Note”). The Promissory Note is
non-interest
bearing, unsecured and due at the earlier of (i) June 30, 2026 or (ii) the closing of the Proposed Public Offering or (iii) the date on which the Company determines not to proceed with the Proposed Public Offering.
As of June 30, 2026 (unaudited) and March 31, 2026, the Company had borrowed $24,020 and $
10,700
, respectively, under the Promissory Note.
Administration Fee
Commencing on the effective date of the registration statement relating to the Proposed Public Offering, through the earlier of the consummation of the Company’s Business Combination or the liquidation of the trust account, the Company will pay the Sponsor or its affiliate a total of $10,000 per month for office space, administrative and support services.

Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into private placement units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the Private Placement Units. As of June 30, 2026 (unaudited) and March 31, 2026, no such Working Capital Loans were outstanding.